CBRE Clarion Global Real Estate Income Fund

Portfolio of Investments (unaudited)

March 31, 2019

Shares		Market Value ($)

	Real Estate Securities* - 116.0%

	Common Stock - 94.8%

	Australia - 4.1%

2,998,631	GPT Group	$13,227,779
12,172,094	Mirvac Group	23,777,725
1,452,245	Scentre Group	4,239,884

		41,245,388

	Belgium - 1.5%

140,586	Shurgard Self Storage SA (a)	4,646,520
67,859	Warehouses De Pauw CVA	10,895,952

		15,542,472

	Canada - 3.2%

354,900	Canadian Apartment Properties REIT	13,646,628
520,400	Chartwell Retirement Residences	5,835,242
470,200	Killam Apartment Real Estate Investment Trust	6,828,010
215,200	SmartCentres Real Estate Investment Trust	5,639,547

		31,949,427

	France - 1.1%

65,761	Unibail-Rodamco-Westfield	10,790,938

	Germany - 6.9%

191,784	Deutsche EuroShop AG	5,818,612
396,322	Grand City Properties SA	9,567,717
138,194	LEG Immobilien AG	16,983,479
715,529	Vonovia SE	37,134,611

		69,504,419

	Hong Kong - 7.8%

3,277,200	CK Asset Holdings Ltd.	29,140,130
1,081,700	Hongkong Land Holdings Ltd.	7,690,887
2,880,500	Link REIT	33,685,552
5,232,000	New World Development Co., Ltd.	8,677,844

		79,194,413

	Ireland - 1.0%

7,073,713	Hibernia REIT PLC	10,659,127

	Japan - 10.0%

4,186	AEON REIT Investment Corp.	4,939,166
579,584	Hulic Co. Ltd.	5,686,662
3,510	Hulic Reit, Inc.	5,987,153
15,770	Japan Hotel REIT Investment Corp.	12,723,142
1,098	Kenedix Office Investment Corp.	7,628,513
492,400	Mitsubishi Estate Co. Ltd.	8,921,789
932,200	Mitsui Fudosan Co., Ltd.	23,434,490
282,000	Nomura Real Estate Holdings, Inc.	5,414,013
10,382	Orix JREIT, Inc.	17,830,946
665,200	Tokyo Tatemono Co. Ltd.	8,155,363

		100,721,237

	Mexico - 1.2%

6,043,300	Prologis Property Mexico SA de CV	11,683,142

	Singapore - 1.7%

3,452,300	CapitaLand Ltd.	9,302,987

Shares		Market Value ($)

	Singapore (continued)

1,247,100	City Developments Ltd.	$8,332,414

		17,635,401

	Spain - 0.6%

613,729	Inmobiliaria Colonial Socimi SA	6,315,836

	Sweden - 2.2%

516,861	Castellum AB	10,049,905
810,972	Fabege AB	11,803,523

		21,853,428

	United Kingdom - 4.1%

3,124,773	Segro PLC	27,419,076
1,149,176	UNITE Group PLC (The)	13,738,960

		41,158,036

	United States - 49.4%

79,668	Alexandria Real Estate Equities, Inc. (b)	11,357,470
230,640	American Campus Communities, Inc.	10,973,851
30,940	AvalonBay Communities, Inc. (b)	6,210,586
84,389	Camden Property Trust	8,565,483
674,218	Columbia Property Trust, Inc.	15,176,647
1,322,822	Cousins Properties, Inc.	12,778,461
48,140	Crown Castle International Corp. (b)	6,161,920
415,091	CubeSmart	13,299,516
371,491	Douglas Emmett, Inc.	15,015,666
570,859	Duke Realty Corp.	17,456,868
21,806	Equinix, Inc. (b)	9,881,607
371,300	Equity Residential	27,966,316
19,567	Essex Property Trust, Inc. (b)	5,659,559
145,291	Extra Space Storage, Inc. (b)	14,806,606
97,097	Federal Realty Investment Trust (b)	13,384,821
431,712	HCP, Inc.	13,512,586
686,308	Healthcare Trust of America, Inc., Class A	19,621,546
37,532	Hilton Worldwide Holdings, Inc. (b)	3,119,285
580,043	Host Hotels & Resorts, Inc.	10,962,813
330,125	Hudson Pacific Properties, Inc.	11,362,903
677,196	Invitation Homes, Inc.	16,476,179
240,205	Liberty Property Trust	11,630,726
543,616	MGM Growth Properties LLC, Class A	17,531,616
102,359	Pebblebrook Hotel Trust	3,179,271
545,592	Piedmont Office Realty Trust, Inc., Class A	11,375,593
185,097	Prologis, Inc.	13,317,729
47,748	Public Storage (b)	10,398,559
254,701	Regency Centers Corp.	17,189,770
175,275	Simon Property Group, Inc. (b)	31,936,858
581,528	STORE Capital Corp.	19,481,188
274,171	Sun Communities, Inc. (b)	32,494,747
197,971	Taubman Centers, Inc.	10,468,706
99,389	Ventas, Inc. (b)	6,342,012
1,874,544	VEREIT, Inc.	15,689,933
477,301	VICI Properties, Inc.	10,443,346
306,180	Welltower, Inc. (b)	23,759,568

		498,990,311

	Total Common Stock
	(cost $880,948,700)	957,243,575

See previously submitted notes to financial statements for the annual period ended December 31, 2018.

CBRE Clarion Global Real Estate Income Fund

Portfolio of Investments (unaudited) continued

March 31, 2019

Shares		Market Value ($)

	Preferred Stock - 21.2%

	United States - 21.2%

525,265	American Homes 4 Rent, Series D, 6.500%	$13,919,522
741,000	Brookfield Property REIT, Inc., Series A, 6.375%	18,747,300
500,302	Digital Realty Trust, Inc., Series C, 6.625%	13,147,937
245,403	Digital Realty Trust, Inc., Series J, 5.250%	5,811,143
280,000	EPR Properties, Series G, 5.750%	6,658,400
282,200	Federal Realty Investment Trust, Series C, 5.000%	6,682,496
767,325	iStar, Inc., Series I, 7.500%	19,428,669
284,500	National Storage Affiliates Trust, Series A, 6.000%	7,081,205
500,000	Pebblebrook Hotel Trust, Series D, 6.375%	13,125,000
400,000	Pebblebrook Hotel Trust, Series E, 6.375%	10,520,000
500,000	Pebblebrook Hotel Trust, Series F, 6.300%	12,450,000
272,000	Pennsylvania Real Estate Investment Trust, Series B, 7.375%	5,848,000
341,100	Pennsylvania Real Estate Investment Trust, Series C, 7.200%	7,077,825
600,000	Public Storage, Series B, 5.400%	15,222,000
143,517	Rexford Industrial Realty, Inc., Series B, 5.875%	3,511,861
369,474	SITE Centers Corp., Series J, 6.500%	9,547,208
150,000	STAG Industrial, Inc., Series C, 6.875%	3,963,000
225,000	Summit Hotel Properties, Inc., Series D, 6.450%	5,652,000
287,077	Summit Hotel Properties, Inc., Series E, 6.250%	6,671,669
600,000	Sunstone Hotel Investors, Inc., Series E, 6.950%	16,020,000
379,377	Sunstone Hotel Investors, Inc., Series F, 6.450%	9,685,495
120,000	Taubman Centers, Inc., Series K, 6.250%	3,084,000

	Total Preferred Stock (cost $214,426,340)	213,854,730

	Total Investments - 116.0% (cost $1,095,375,040)	1,171,098,305

	Liabilities in Excess of Other Assets - (16.0)%	(161,380,198)

	Net Assets - 100.0%	$1,009,718,107

Number of Contracts	Notional Amount		Market Value ($)

	Written Call Options - (0.1)%

	United States - (0.1)%

(400)	Alexandria Real Estate Equities, Inc.
	Expires 5/17/2019
	Strike Price $150.00	(40,000)	$ (38,000)
(150)	AvalonBay Communities, Inc.
	Expires 5/17/2019
	Strike Price $210.00	(15,000)	(16,500)
(240)	Crown Castle International Corp.
	Expires 5/17/2019
	Strike Price $130.00	(24,000)	(59,520)
(100)	Equinix, Inc.
	Expires 4/18/2019
	Strike Price $460.00	(10,000)	(48,000)
(100)	Essex Property Trust, Inc.
	Expires 4/18/2019
	Strike Price $300.00	(10,000)	(7,000)
(700)	Extra Space Storage, Inc.
	Expires 4/18/2019
	Strike Price $100.00	(70,000)	(254,800)
(400)	Federal Realty Investment Trust
	Expires 5/17/2019
	Strike Price $145.00	(40,000)	(49,000)
(190)	Hilton Worldwide Holdings, Inc.
	Expires 5/17/2019
	Strike Price $87.50	(19,000)	(20,140)
(230)	Public Storage
	Expires 5/17/2019
	Strike Price $230.00	(23,000)	(37,030)
(800)	Simon Property Group, Inc.
	Expires 5/17/2019
	Strike Price $195.00	(80,000)	(72,800)
(1,000)	Sun Communities, Inc.
	Expires 5/17/2019
	Strike Price $125.00	(100,000)	(50,000)
(500)	Ventas, Inc.
	Expires 5/17/2019
	Strike Price $67.50	(50,000)	(27,500)
(1,500)	Welltower, Inc.
	Expires 5/17/2019
	Strike Price $82.50	(150,000)	(48,750)

	Total Written Call Options (Premiums Received $396,347)		$(729,040)

*	Includes U.S. Real Estate Investment Trusts (“REIT”) and Real Estate Operating Companies (“REOC”) as well as entities similarly formed under the laws of non-U.S. countries.
(a)	Non-income producing security.
(b)	A portion of the security has been pledged for open written option contracts. The aggregate market value of the collateral as of March 31, 2019 is $79,704,380.

See previously submitted notes to financial statements for the annual period ended December 31, 2018.

CBRE Clarion Global Real Estate Income Fund

Portfolio of Investments (unaudited) concluded

March 31, 2019

Securities Valuation

The following is a summary of various inputs used in determining the value of the Trust’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of inputs used as of March 31, 2019.

Assets	Level 1	Level 2	Level 3	Total

Investments in Real Estate Securities

Common Stock
Australia	$41,245,388	$–	$–	$41,245,388
Belgium	15,542,472	–	–	15,542,472
Canada	31,949,427	–	–	31,949,427
France	10,790,938	–	–	10,790,938
Germany	69,504,419	–	–	69,504,419
Hong Kong	79,194,413	–	–	79,194,413
Ireland	10,659,127	–	–	10,659,127
Japan	100,721,237	–	–	100,721,237
Mexico	11,683,142	–	–	11,683,142
Singapore	17,635,401	–	–	17,635,401
Spain	6,315,836	–	–	6,315,836
Sweden	21,853,428	–	–	21,853,428
United Kingdom	41,158,036	–	–	41,158,036
United States	498,990,311	–	–	498,990,311

Total Common Stock	957,243,575	–	–	957,243,575

Preferred Stock
United States	208,202,730	5,652,000	–	213,854,730

Total Investment in Real Estate Securities	$1,165,446,305	$5,652,000	$–	$1,171,098,305

Liabilities

Other Financial Instruments
Written Call Options	$(509,790)	$(219,250)	$–	$(729,040)

Total Liabilities	$(509,790)	$(219,250)	$–	$(729,040)

See previously submitted notes to financial statements for the annual period ended December 31, 2018.